Moderna Collaboration and License Agreement - Narrative (Details) $ in Thousands	1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended		42 Months Ended
	Jan. 31, 2025 USD ($)	Sep. 30, 2024 item	Jun. 30, 2024 USD ($)	Jan. 31, 2022 USD ($) item product	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) item	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Jun. 30, 2025 USD ($)	Feb. 28, 2025 item	Dec. 31, 2022 USD ($)
Moderna Collaboration and License Agreement
Collaboration revenues							$ 3,700	$ 12,600	$ 19,600	$ 14,900
Deferred revenue liability			$ 41,909		$ 41,250	$ 41,909	41,250	41,909	44,979	46,413	$ 41,250		$ 47,459
Collaboration revenues					0	9,197	3,729	12,594	19,632	$ 14,919
Option Right Collaboration Revenues
Moderna Collaboration and License Agreement
Collaboration revenues									3,800
Milestones
Moderna Collaboration and License Agreement
Collaboration revenues									2,000
Moderna
Moderna Collaboration and License Agreement
Collaboration receivable									$ 2,900
Moderna | Subsequent Event
Moderna Collaboration and License Agreement
Proceeds from collection of collaboration receivable	$ 2,900
Collaboration and License Agreement
Moderna Collaboration and License Agreement
Number of potential research target designations | item									12
Collaboration and License Agreement | Research and Development Services
Moderna Collaboration and License Agreement
Variable consideration									$ 73,900
Term of contract (in years)									5 years
Noncurrent portion of deferred revenue					$ 41,300		41,300		$ 41,300		41,300
Collaboration and License Agreement | Moderna
Moderna Collaboration and License Agreement
Maximum of research targets | item				12
Number of nominated autoimmune target | item		2
Number of oncology research targets | item												12
Collaboration and License Agreement | Moderna | Subsequent Event
Moderna Collaboration and License Agreement
Number of oncology research targets | item												12
Collaboration and License Agreement | Moderna | Research and Development Services
Moderna Collaboration and License Agreement
Upfront non-refundable payment received				$ 45,000			$ 45,000		45,000
Number of potential products to develop and commercialize | product				12
Minimum commitment to reimburse research and development costs				$ 10,000
Period of reimbursement of research and development costs (in years)				3 years
Number of performance obligations | item							2
Collaboration and License Agreement | Moderna | Minimum | Research and Development Services
Moderna Collaboration and License Agreement
Amount receivable per product				$ 247,000
Collaboration and License Agreement | Moderna | Maximum | Research and Development Services
Moderna Collaboration and License Agreement
Amount receivable per product				$ 253,000
Moderna License Agreement | Research and Development Services
Moderna Collaboration and License Agreement
Collaboration revenues									38,700		42,400
Moderna License Agreement | Option Right Collaboration Revenues
Moderna Collaboration and License Agreement
Collaboration revenues											$ 3,800
Moderna License Agreement | Moderna
Moderna Collaboration and License Agreement
Milestone payment			2,000			$ 2,000		$ 2,000
Collaboration revenues			$ 2,000
Deferred revenue liability									45,000
Decrease in contract with customer, liability									$ 3,800